COLUMBIA FUNDS TRUST I                        COLUMBIA FUNDS TRUST VI
Columbia High Yield Opportunity Fund          Columbia Growth & Income Fund
Columbia Strategic Income Fund
Columbia Tax-Managed Growth Fund              COLUMBIA FUNDS TRUST XI
Columbia Tax-Managed Growth Fund II           Columbia Large Cap Core Fund
Columbia Tax-Managed Value Fund               Columbia Large Cap Growth Fund
Columbia Tax-Managed Aggressive Growth Fund   Columbia Young Investor Fund
                                              Columbia Growth Stock Fund
COLUMBIA FUNDS TRUST III                      Columbia Dividend Income Fund
Columbia Mid Cap Value Fund

The Funds listed above are referred to each as a "Fund" and collectively as the "Funds" and the Trusts listed above are referred to collectively as "Trusts."

                           SUPPLEMENT TO PROSPECTUSES
                              CLASS A, B & C SHARES
                   (REPLACING SUPPLEMENT DATED MARCH 15, 2004)


1. Effective July 1, 2004, similar language under the heading "Sales Charge" is being replaced in its entirety with the following:


PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                                                  % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                                                     SHARES ARE SOLD
Through first year                                                                                      5.00
Through second year                                                                                     4.00
Through third year                                                                                      3.00
Through fourth year                                                                                     3.00
Through fifth year                                                                                      2.00
Through sixth year                                                                                      1.00
Longer than six years                                                                                   0.00

Commission to financial advisors is 4.00%.

2. The disclosure under the heading "How to Exchange Shares" is revised in its entirety as follows:

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. Each Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage each Fund. See "Fund Policy on Trading of Fund Shares" for each Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

3. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

PURCHASES AND EXCHANGES SHOULD BE MADE FOR INVESTMENT PURPOSES ONLY. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. Each Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in each Fund. However, as discussed below, each Fund cannot ensure that all such activity can be identified or terminated.

RIGHT TO REJECT OR RESTRICT ORDERS AND CLOSE ACCOUNTS. Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when each Fund believes it is in its shareholders' best interest. In the event that each Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

LIMITATIONS ON THE ABILITY TO IDENTIFY OR TO TERMINATE FREQUENT TRADING. There is no guarantee that each Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. Each Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on each Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by each Fund and its agents are not anticipated to identify all frequent trading.


G-36/165S-0604                                                  June 25, 2004

                         COLUMBIA ASSET ALLOCATION FUND
                                  (THE "FUND")
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2004
                             CLASS A, B AND C SHARES
                    (REPLACING SUPPLEMENT DATED MAY 17, 2004)

1. The disclosure under the heading "How to Exchange Shares" is revised in its entirety as follows:

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. Each Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage each Fund. See "Fund Policy on Trading of Fund Shares" for each Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


2. Effective July 1, 2004, similar language under the heading "Sales Charge" is being replaced in its entirety with the following:


PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                                            SHARES ARE SOLD
Through first year                                                                             5.00
Through second year                                                                            4.00
Through third year                                                                             3.00
Through fourth year                                                                            3.00
Through fifth year                                                                             2.00
Through sixth year                                                                             1.00
Longer than six years                                                                          0.00

Commission to financial advisors is 4.00%.

3. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

PURCHASES AND EXCHANGES SHOULD BE MADE FOR INVESTMENT PURPOSES ONLY.
Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. Each Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in each Fund. However, as discussed below, each Fund cannot ensure that all such activity can be identified or terminated.

RIGHT TO REJECT OR RESTRICT ORDERS AND CLOSE ACCOUNTS. Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when each Fund believes it is in its shareholders' best interest. In the event that each Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

LIMITATIONS ON THE ABILITY TO IDENTIFY OR TO TERMINATE FREQUENT TRADING. There is no guarantee that each Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. Each Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on each Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by each Fund and its agents are not anticipated to identify all frequent trading.

4. The section "Portfolio Managers" is revised in its entirety as follows

PORTFOLIO MANAGERS
HARVEY B. HIRSHHORN, an executive vice president of Columbia Management, is the lead manager for the Fund and has co-managed the Fund since October, 2002. Mr. Hirschhorn has been associated with Columbia Management or its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large-cap growth stocks:            Alexander S. Macmillan and
                                    Paul J. Berlinguet
Large-cap value stocks:             Brian J. Cunningham, Gregory M. Miller and
                                    Richard Dahlberg
Mid-cap growth stocks:              Richard J. Johnson
Mid-cap value stocks:               Daniel K. Cantor
Small-cap growth stocks:            Paul J. Berlinguet
Small-cap value stocks:             Stephen D. Barbaro
Real estate investment trusts:      David W. Jellison
Foreign securities:                 James M. McAlear
Investment grade bonds:             Mark E. Newlin and Todd J. Mick
Non-investment grade bonds:         Jeffrey L. Rippey

ALEXANDER S. MACMILLAN, a senior vice president of Columbia Management and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Macmillan has been associated with Columbia Management or its predecessors since 1989.

PAUL J. BERLINGUET, a senior vice president of Columbia Management, head of Columbia Management's Small-Cap Growth Team and co-head of Columbia Management's Large-Cap Growth Team, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since October, 2003 and is the manager for the portion of the Fund allocated to the small-cap growth stocks category and has managed that portion of the Fund since November, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management.

BRIAN J. CUNNINGHAM, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since November, 2003. Mr. Cunningham has been associated with Columbia Management or its predecessors since 1987.

GREGORY M. MILLER, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since April, 2003. Mr. Miller has been associated with Columbia Management or its predecessors since 1991.

RICHARD DAHLBERG, a senior portfolio manager and head of Columbia Management's Large-Cap Value Team, is a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since October, 2003. Prior to joining Columbia Management in September, 2003, Mr. Dahlberg was a portfolio manager at Grantham, Mayo, Van Otterloo & Co. LLC from November, 2001 to December, 2002. Prior to joining Grantham, Mayo, Van Otterloo & Co. LLC in November, 2001, Mr. Dahlberg was a portfolio manager at Pioneer Investment Management, Inc. from September, 1998 to November, 2001.

RICHARD J. JOHNSON, a senior vice president of Columbia Management and head of Columbia Management's Equities -- Portland, is the manager for the portion of the Fund allocated to the mid-cap growth stocks category and has managed that portion of the Fund since December, 2002. Mr. Johnson has been associated with Columbia Management or its predecessors since 1994.

DANIEL K. CANTOR, a senior vice president of Columbia Management, is the manager for the portion of the Fund allocated to the mid-cap value stocks category and has managed that portion of the Fund since December, 2002. Mr. Cantor has been associated with Columbia Management or its predecessors since 1985.

STEPHEN D. BARBARO, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the small-cap value stocks category and has managed that portion of the Fund since December, 2002. Mr. Barbaro has been associated with Columbia Management or its predecessors since 1976.

DAVID W. JELLISON, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the REITs category and has managed that portion of the Fund since December, 2002. Mr. Jellison has been associated with Columbia Management or its predecessors since 1992.

JAMES M. MCALEAR, a vice president of Columbia Management, is the manager for the portion of the Fund allocated to the foreign securities category and has managed that portion of the Fund since November, 2002. Mr. McAlear has been associated with Columbia Management or its predecessors since 1992.

MARK E. NEWLIN, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Newlin has been associated with Columbia Management since August, 2003. Prior to joining Columbia Management in August, 2003, Mr. Newlin was director of fixed income at Harris Investment Management from March, 1994 to March, 2003.

TODD J. MICK, a vice president of Columbia Management, is the co-manager the portion of the Fund allocated to the investment grade bonds category and has co-managed that portion of the Fund since May, 2004. Mr. Mick has been associated with Columbia Management since 2000. Prior to joining Columbia Management, Mr. Mick was an investment officer with The Northern Trust Company from 1993 to 2000.

JEFFREY L. RIPPEY, a senior vice president of Columbia Management, is the manager for the portion of the Fund allocated to the non-investment grade bonds category and has managed that portion of the Fund since December, 2002. Mr. Rippey has been associated with Columbia Management or its predecessors since 1981.


704-36/166S-0604                                                June 25, 2004

                         Columbia Disciplined Value Fund
                                  (THE "FUND")
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2004
                             CLASS A, B AND C SHARES
                    (REPLACING SUPPLEMENT DATED MAY 20, 2004)

1. Effective July 1, 2004, similar language under the heading "Sales Charge" is being replaced in its entirety with the following:


    PURCHASES OF LESS THAN $250,000:

    CLASS B SALES CHARGES

                                                                                        % DEDUCTED WHEN
    HOLDING PERIOD AFTER PURCHASE                                                       SHARES ARE SOLD
    Through first year                                                                        5.00
    Through second year                                                                       4.00
    Through third year                                                                        3.00
    Through fourth year                                                                       3.00
    Through fifth year                                                                        2.00
    Through sixth year                                                                        1.00
    Longer than six years                                                                     0.00

    Commission to financial advisors is 4.00%.

2. The disclosure under the heading "How to Exchange Shares" is revised in its entirety as follows:

    You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. Each Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage each Fund. See "Fund Policy on Trading of Fund Shares" for each Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

3. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

    PURCHASES AND EXCHANGES SHOULD BE MADE FOR INVESTMENT PURPOSES ONLY. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. Each Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in each Fund. However, as discussed below, each Fund cannot ensure that all such activity can be identified or terminated.

    RIGHT TO REJECT OR RESTRICT ORDERS AND CLOSE ACCOUNTS. Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when each Fund believes it is in its shareholders' best interest. In the event that each Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

    LIMITATIONS ON THE ABILITY TO IDENTIFY OR TO TERMINATE FREQUENT TRADING. There is no guarantee that each Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. Each Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on each Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by each Fund and its agents are not anticipated to identify all frequent trading.

4. The section "Portfolio Managers" is revised in its entirety as follows

    PORTFOLIO MANAGER
    MICHAEL A. WELHOELTER, a senior vice president of Columbia Management, is manager of the Fund and has managed or co-managed the Fund since January, 2003. Mr. Welhoelter has been associated with Columbia Management since November, 2001. Prior to joining Columbia Management, Mr. Welhoelter was a portfolio manager for the Long/Short Market Neutral product and the Large Cap Core product in the Structured Products Group of Credit Suisse Asset Management from July, 1997 to October, 2001.


731-36/163S-0604                                                June 25, 2004


                       COLUMBIA INTERNATIONAL EQUITY FUND
                                  (THE "FUND")
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2004
                             CLASS A, B AND C SHARES
                   (REPLACING SUPPLEMENT DATED MARCH 15, 2004)


1. The following risk disclosure is revised under the heading "Principal Investment Risks:"

MARKET TIMERS. Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

2. Effective July 1, 2004, similar language under the heading "Sales Charge" is being replaced in its entirety with the following:

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                                            SHARES ARE SOLD
Through first year                                                                             5.00
Through second year                                                                            4.00
Through third year                                                                             3.00
Through fourth year                                                                            3.00
Through fifth year                                                                             2.00
Through sixth year                                                                             1.00
Longer than six years                                                                          0.00

Commission to financial advisors is 4.00%.

3. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

PURCHASES AND EXCHANGES SHOULD BE MADE FOR INVESTMENT PURPOSES ONLY. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

RIGHT TO REJECT OR RESTRICT ORDERS AND CLOSE ACCOUNTS. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

LIMITATIONS ON THE ABILITY TO IDENTIFY OR TO TERMINATE FREQUENT TRADING. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner,
which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

4. The section entitled "Portfolio Managers" is revised in its entirety as follows:

JAMES M. MCALEAR, a senior vice president of the advisor, is the manager for the Fund and has managed or co-managed the Fund since August 10, 2002. Mr. McAlear has been associated with Columbia Management or its affiliates since 1992 and specializes in international portfolio management and research. He has over 40 years of investment experience.


163-36/159S-0604                                                June 25, 2004

                             COLUMBIA SMALL CAP FUND
                                  (THE "FUND")
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2004
                             CLASS A, B AND C SHARES
                   (REPLACING SUPPLEMENT DATED MARCH 15, 2004)


1. Effective March 1, 2004, the Fund is closed to both new investors and new accounts. For more information, see the section entitled "How to Buy Shares."

2. The first paragraph and subsequent sentence under "How to Buy Shares" is revised in its entirety as follows:

     As indicated in the attached prospectus, effective March 1, 2004, the Fund is closed to both new investors and new accounts. Shareholders who have opened and funded an account with the Fund as of February 27, 2004 (i) may continue to make additional purchases in their accounts, (ii) may continue to reinvest dividends and capital gain distributions, and (iii) are allowed to open new accounts resulting from the transfer of existing assets in the Fund. All retirement plans that are held at the plan level and discretionary wrap programs that invest with the Fund and trade on an omnibus basis which are invested in the Fund prior to March 1, 2004, may continue to make additional investments. Certain retirement plans may require additional time to fund their accounts due to operational constraints. Those retirement plans, must have chosen the Fund as an investment option prior to February 1, 2004 and must be funded by April 5, 2004 in order to continue to make additional purchases in their accounts.

3. Effective July 1, 2004, similar language under the heading "Sales Charge" is being replaced in its entirety with the following:


     PURCHASES OF LESS THAN $250,000:

     CLASS B SALES CHARGES

                                                                                        % DEDUCTED WHEN
     HOLDING PERIOD AFTER PURCHASE                                                      SHARES ARE SOLD
     Through first year                                                                       5.00
     Through second year                                                                      4.00
     Through third year                                                                       3.00
     Through fourth year                                                                      3.00
     Through fifth year                                                                       2.00
     Through sixth year                                                                       1.00
     Longer than six years                                                                    0.00

     Commission to financial advisors is 4.00%.

4. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

     PURCHASES AND EXCHANGES SHOULD BE MADE FOR INVESTMENT PURPOSES ONLY. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

     RIGHT TO REJECT OR RESTRICT ORDERS AND CLOSE ACCOUNTS. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

     LIMITATIONS ON THE ABILITY TO IDENTIFY OR TO TERMINATE FREQUENT TRADING. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.


702-36/156S-0604                                                June 25, 2004

                       Columbia Small Company Equity Fund
                                  (THE "FUND")
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2004
                             CLASS A, B AND C SHARES
                    (REPLACING SUPPLEMENT DATED MAY 20, 2004)


1. Effective July 1, 2004, similar language under the heading "Sales Charge" is being replaced in its entirety with the following:


PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                                            SHARES ARE SOLD
Through first year                                                                             5.00
Through second year                                                                            4.00
Through third year                                                                             3.00
Through fourth year                                                                            3.00
Through fifth year                                                                             2.00
Through sixth year                                                                             1.00
Longer than six years                                                                          0.00

Commission to financial advisors is 4.00%.


2. The disclosure under the heading "How to Exchange Shares" is revised in its entirety as follows:

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. Each Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage each Fund. See "Fund Policy on Trading of Fund Shares" for each Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

3. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

PURCHASES AND EXCHANGES SHOULD BE MADE FOR INVESTMENT PURPOSES ONLY. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

RIGHT TO REJECT OR RESTRICT ORDERS AND CLOSE ACCOUNTS. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

LIMITATIONS ON THE ABILITY TO INDENTIFY OR TO TERMINATE FREQUENT TRADING. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

4. The section "Portfolio Managers" is revised in its entirety as follows

PAUL J. BERLINGUET, a senior vice president and senior portfolio manager of Columbia Management, is a co-manager for the Fund and has managed or co-managed the Fund since November, 2003. Mr. Berlinguet has been associated with Columbia Management since October, 2003. Prior to joining Columbia Management, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Team and a large-cap growth portfolio manager at Baring Asset Management from May, 1989 to March, 2001.

STEVEN R. LILLY, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since May, 2004. Mr. Lilly has been an analyst for small and mid cap growth products and has been associated with Columbia Management or its affiliates since July, 1995.

THOMAS P. LETTENBERGER, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since May, 2004. Mr. Lettenberger has been associated with Columbia Management since August, 2000. Prior to joining Columbia Management, Mr. Lettenberger was an equity research analyst at William Blair LLC from July 1998 to August 2000.


725-36/155S-0604                                                June 25, 2004